Related party transactions and party in interest transactions (Details) - EBP 010 - Common Stock - shares	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	176,658	187,903
Percentage of plan assets	3.00%	5.00%